Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Electra Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43477
Entity Tax Identification Number	83-2193635
Entity Address Address Line 1	230 E Grand Avenue
Entity Address Address Line 2	Suite S-100
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	888
Local Phone Number	743-2290
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ETRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002088082